INTEREST RATE SWAPS - Designated as cash flow hedge - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - USD ($)	9 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
13-Sep-16
Derivative [Line Items]
End date of swap	Sep. 25, 2018
13-Sep-16
Derivative [Line Items]
End date of swap	Sep. 25, 2018
13-Sep-16
Derivative [Line Items]
End date of swap	Sep. 25, 2018
DSS holding | Interest rate swap
Derivative [Line Items]
Notional amount outstanding	$ 168,090,093	$ 186,112,593
DSS holding | Interest rate swap | 13-Sep-16
Derivative [Line Items]
Fixed Rate	1.106%
Start date of swap	Sep. 30, 2016
End date of swap	Sep. 25, 2018
Notional amount outstanding	$ 0	62,037,531
DSS holding | Interest rate swap | 13-Sep-16
Derivative [Line Items]
Fixed Rate	1.106%
Start date of swap	Sep. 30, 2016
End date of swap	Sep. 25, 2018
Notional amount outstanding	$ 0	62,037,531
DSS holding | Interest rate swap | 13-Sep-16
Derivative [Line Items]
Fixed Rate	1.106%
Start date of swap	Sep. 30, 2016
End date of swap	Sep. 25, 2018
Notional amount outstanding	$ 0	62,037,531
DSS holding | Interest rate swap | 25-Sep-18
Derivative [Line Items]
Fixed Rate	2.906%
Start date of swap	Aug. 31, 2018
End date of swap	Jun. 04, 2021
Notional amount outstanding	$ 56,030,031	0
DSS holding | Interest rate swap | 25-Sep-18
Derivative [Line Items]
Fixed Rate	2.906%
Start date of swap	Aug. 31, 2018
End date of swap	Jun. 04, 2021
Notional amount outstanding	$ 56,030,031	0
DSS holding | Interest rate swap | 25-Sep-18
Derivative [Line Items]
Fixed Rate	2.906%
Start date of swap	Aug. 31, 2018
End date of swap	Jun. 04, 2021
Notional amount outstanding	$ 56,030,031	$ 0